Investment Risks	Oct. 28, 2026
The U.S. Equity Portfolio | The U.S. Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The U.S. Equity Portfolio | The U.S. Equity Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Cap Risk – Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Sector Emphasis Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio will not concentrate its investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, the Portfolio may emphasize investments in one or more sectors. At times when the Portfolio emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Portfolio. As of the date of this Prospectus, the Portfolio currently invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Portfolio could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
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Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The U.S. Equity Portfolio | The U.S. Equity Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
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General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The U.S. Equity Portfolio | The U.S. Equity Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Sector Emphasis Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio will not concentrate its investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, the Portfolio may emphasize investments in one or more sectors. At times when the Portfolio emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Portfolio. As of the date of this Prospectus, the Portfolio currently invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Portfolio could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Asset-Backed/Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]
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Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]
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High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Real Estate Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Real Estate Investing Risk.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Real Estate Markets and REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Real Estate Markets and REIT Risk – Certain investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
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Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
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General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Swaps Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Other Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Other Risks

The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Passive Investing Risk – The Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

ESG Investing Risk.  The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Risk of Excluding Performing Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Risk of Excluding Performing Companies – The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Information Risk – The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the ESG performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Asset-Backed/Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Thinly traded Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Thinly traded Securities.  The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures, options on futures and swaps. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate, and the performance of the index substitute may not exactly match the performance of the index.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Risks Associated with Investments in Futures [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Futures.  The Portfolio is permitted to invest in futures. Investment in futures depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Futures involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks.

The value of futures may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in futures. Futures also involve the risk that other parties to the futures contract may fail to meet their obligations, which could cause losses to the Portfolio. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances. Compared to other types of investments, futures may be harder to value and may also be less tax efficient. To the extent that the Portfolio uses futures to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the futures instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of futures may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Swaps Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Socially Responsible Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Socially Responsible Investing Risk.  The Portfolio considers the Social Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Social Guidelines. This means that the Portfolio may underperform other similar funds that do not consider the Social Guidelines when making investment decisions.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Asset-Backed/Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Thinly traded Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Thinly traded Securities.  The Portfolio may invest in securities, including privately placed and structured securities and derivatives, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments,

including options, futures, options on futures and swaps. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Risks Associated with Investments in Futures [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Futures.  The Portfolio is permitted to invest in futures. Investment in futures depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Futures involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks.

The value of futures may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in futures. Futures also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances. Compared to other types of investments, futures may be harder to value and may also be less tax efficient. To the extent that the Portfolio uses futures to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the futures instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of futures may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Swaps Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

The International Equity Portfolio | The International Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The International Equity Portfolio | The International Equity Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The International Equity Portfolio | The International Equity Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

The International Equity Portfolio | The International Equity Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The International Equity Portfolio | The International Equity Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The International Equity Portfolio | The International Equity Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The International Equity Portfolio | The International Equity Portfolio | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Sector Emphasis Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund will not concentrate its investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, the Fund may emphasize investments in one or more sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Portfolio could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The International Equity Portfolio | The International Equity Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The International Equity Portfolio | The International Equity Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an

ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The International Equity Portfolio | The International Equity Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The International Equity Portfolio | The International Equity Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The International Equity Portfolio | The International Equity Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The International Equity Portfolio | The International Equity Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The International Equity Portfolio | The International Equity Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps,

structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The International Equity Portfolio | The International Equity Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The International Equity Portfolio | The International Equity Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The International Equity Portfolio | The International Equity Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The International Equity Portfolio | The International Equity Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The International Equity Portfolio | The International Equity Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The International Equity Portfolio | The International Equity Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The International Equity Portfolio | The International Equity Portfolio | Swaps Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Sector Emphasis Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio will not concentrate its investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, the Portfolio may emphasize investments in one or more sectors. At times when the Portfolio emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Portfolio. As of the date of this Prospectus, the Portfolio currently invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Portfolio could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. I The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | Swaps Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Emerging Markets Portfolio | The Emerging Markets Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risks. Investment in equity securities involves the following risks:

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI

EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

China Risk – In addition to the risks listed above under “Emerging Market Securities,” investing in China presents additional risks including confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Chinese authorities may intervene in the China securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Portfolio.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Emerging Markets Portfolio | The Emerging Markets Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Asset-Backed/Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. I The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Portfolio’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. Portfolio dividends derived from certain “private activity” municipal securities generally will constitute an item of tax preference includable in alternative minimum taxable income for both corporate and non-corporate taxpayers.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Emerging Markets Risk – Risks associated with foreign investments, including option and futures contracts, may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Asset-Backed/Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Floating Rate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender. Coupon rates on floating rate loans are tied to a benchmark lending rate such as the Secured Overnight Funding Rate (“SOFR”). The Federal Reserve Bank of New York began publishing the SOFR in April 2018. SOFR, which is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities, is intended to serve as a reference rate for U.S. dollar-based debt and derivatives.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Loan Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Swaps Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Other Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Other Risks

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

REIT Risk – REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.

The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Portfolio’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
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Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Extension Risk [Member]
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Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Call/Prepayment Risk [Member]
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Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | High Yield Bond Risk [Member]
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High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices.

High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Risks Associated with Investments in Derivatives [Member]
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The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | General Derivative Risks [Member]
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General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Counterparty Risk [Member]
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Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Derivatives Tax Risk [Member]
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Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Options Risk [Member]
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Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Options Writing Strategy Risk [Member]
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Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Futures Risk [Member]
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Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Liquidity Risk [Member]
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Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | Municipal Bond Risk [Member]
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Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Portfolio’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.